Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Summary of Authorized Investments	Below are shown the investments committed through the period:

Year	Committed amount
2025	Ps.	10,946,670
2026		7,360,817
2027		8,788,093
2028		6,852,096
2029		9,237,283
	Ps.	43,184,959